Equity - Schedule of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Number of Options Outstanding	325,000
2018 Promotion Service Agreement Options [Member]
Number of Options Outstanding	75,000
Exercise Price | $ / shares	$ 1.26
Expiration Date	May 31, 2019
2017 Service Agreement Options (Marketing) One [Member]
Number of Options Outstanding	50,000
Exercise Price | $ / shares	$ 1.29
Expiration Date	Oct. 31, 2020
2017 Service Agreement Options (Marketing) Two [Member]
Number of Options Outstanding	50,000
Exercise Price | $ / shares	$ 1.63
Expiration Date	Nov. 30, 2020
2017 Service Agreement Options (Marketing) Three [Member]
Number of Options Outstanding	50,000
Exercise Price | $ / shares	$ 1.48
Expiration Date	Dec. 31, 2020
2018 Consulting Service Agreement Options [Member]
Number of Options Outstanding	50,000
Exercise Price | $ / shares	$ 1.02
Expiration Date	May 27, 2021
2017 Consulting Service Agreement Options [Member]
Number of Options Outstanding	50,000
Exercise Price | $ / shares	$ 1.02
Expiration Date	May 27, 2021